Share Purchase Warrants (Details) - Schedule of share purchase warrants - $ / shares	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Schedule of Share Purchase Warrants [Abstract]
Number of warrants, Balance beginning	592,911	526,666
Weighted average exercise price, Balance beginning	$ 26.1	$ 21.84
Number of warrants, Issued	57,692	66,245
Weighted average exercise price, Issued	$ 10.85	$ 60
Number of warrants, Balance ending	650,603	592,911
Weighted average exercise price, Balance ending	$ 24.75	$ 26.1